Share-based awards - RSUs (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 $ / shares
Weighted-average grant-date fair value
Share-based compensation expense	¥ 18,546	$ 2,569	¥ 30,831	¥ 23,971
RSUs
Summary of changes in the RSUs
Awarded and unvested at beginning of year | shares	61,288,204	61,288,204
Granted | shares	33,687,624	33,687,624
Vested | shares	(22,242,169)	(22,242,169)
Cancelled/forfeited | shares	(8,287,198)	(8,287,198)
Awarded and unvested at end of year | shares	64,446,461	64,446,461	61,288,204
Expected to vest | shares	55,339,287
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares		$ 155.49
Granted | $ / shares		83.93
Vested | $ / shares		168.18
Cancelled/forfeited | $ / shares		131.05
Awarded and unvested at end of year | $ / shares		$ 116.85
Expected to vest | $ / shares					$ 120.44
Unamortized compensation costs | ¥	¥ 15,604
Weighted average period over which unamortized compensation costs expected be recognized	1 year 10 months 24 days
Share-based compensation expense | ¥	¥ 17,734		¥ 24,410	¥ 30,313
RSUs | Maximum
Weighted-average grant-date fair value
Expiry period	10 years	10 years